Business Combinations - Purchase Consideration Allocation to Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Liabilities assumed:
Goodwill	$ 323,463	$ 667,936		$ 0
Innventure LLC
Assets acquired:
Cash and cash equivalents			$ 16
Inventory			2,824
Prepaid expenses and other current assets			1,955
Equity method investments			18,449
Investment in debt securities - AFS			10,172
Property, plant, and equipment			1,227
Intangible assets			187,500
Other assets			829
Total assets acquired:			223,299
Liabilities assumed:
Accrued employee benefits			7,617
Accrued expenses			1,972
Notes payable			975
Patent installment payable			13,600
Deferred tax liability			30,654
Other liabilities			748
Total liabilities assumed:			75,784
Net identifiable assets acquired			147,515
Goodwill			667,936
Innventure LLC | Nonrelated party
Assets acquired:
Accounts receivable			117
Liabilities assumed:
Accounts payable			6,286
Innventure LLC | Related party
Assets acquired:
Accounts receivable			210
Liabilities assumed:
Accounts payable			$ 13,932